UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03326

Morgan Stanley U.S. Government Money Market Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: January 31, 2013

Date of reporting period: April 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments ▪ April 30, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (96.3%)
$ 60,000	ABN Amro Funding USA LLC, (dated 04/30/12; proceeds $60,000,300; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.75% - 4.75% due 08/15/12 - 01/15/27; valued at $61,215,175)	0.18%		05/01/12	$60,000,000
290,000	Bank of Nova Scotia, (dated 04/30/12; proceeds $290,001,450; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.25% due 04/30/19; valued at $296,000,000)	0.18		05/01/12	290,000,000
55,000	Bank of Nova Scotia, (dated 01/17/12; proceeds $55,115,500; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.50% due 06/01/37 - 01/01/42; Federal National Mortgage Association 3.00% - 5.00% due 06/01/26 - 01/01/42; Government National Mortgage Association 4.00% due 04/20/41; valued at $56,908,289) (Demand 05/07/12)	0.21	(a)	01/11/13	55,000,000
150,000	Barclays Capital, Inc., (dated 04/25/12; proceeds $150,004,958; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 03/01/42; valued at $154,467,574)	0.17		05/02/12	150,000,000
40,000	BNP Paribas Securities Corp., (dated 04/30/12; proceeds $40,000,200; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.00% due 07/15/12; valued at $40,847,962)	0.18		05/01/12	40,000,000
15,100	BNP Paribas Securities Corp., (dated 04/30/12; proceeds $15,100,088; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.56% due 10/01/41; valued at $15,542,389)	0.21		05/01/12	15,100,000
295,000	Credit Agricole CIB, (dated 04/30/12; proceeds $295,001,393; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.75% - 2.88% due 01/31/13 - 08/15/13; valued at $301,319,350)	0.17		05/01/12	295,000,000
50,000	Deutsche Bank Securities, Inc., (dated 04/24/12; proceeds $50,001,167; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.92% due 12/01/37; Federal National Mortgage Association 2.52% - 7.00% due 04/01/24 - 02/01/41; valued at $51,568,692)	0.12		05/01/12	50,000,000
65,000	Deutsche Bank Securities, Inc., (dated 04/25/12; proceeds $65,002,149; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation Zero Coupon due 04/01/27; Federal National Mortgage Association 3.28% - 7.50% due 11/01/37 - 08/01/40; valued at $66,988,995)	0.17		05/02/12	65,000,000
25,000	Goldman Sachs & Co., (dated 04/26/12; proceeds $25,000,826; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 2.28% due 03/01/42; valued at $25,745,452)	0.17		05/03/12	25,000,000

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

$ 20,000	Goldman Sachs & Co., (dated 04/27/12; proceeds $20,000,661; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 11/01/41; valued at $20,563,243)	0.17%	05/04/12	$20,000,000
25,000	Goldman Sachs & Co., (dated 04/30/12; proceeds $25,000,972; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.28% due 03/01/42; Federal National Mortgage Association 4.50% due 11/01/41; valued at $25,763,651)	0.20	05/07/12	25,000,000
185,000	ING Financial Markets LLC, (dated 04/30/12; proceeds $185,001,028; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.04% - 6.48% due 11/01/35 - 09/01/47; valued at $191,224,944)	0.20	05/01/12	185,000,000
60,000	TD Securities USA, (dated 04/26/12; proceeds $60,001,633; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 4.75% due 05/15/14 - 04/15/15; valued at $61,198,526)	0.14	05/03/12	60,000,000
310,000	Wells Fargo Securities LLC, (dated 04/30/12; proceeds $310,001,808; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.13% due 10/01/38; Federal National Mortgage Association 3.00% - 5.29% due 03/01/27 - 02/01/42; Government National Mortgage Association 3.50% due 02/15/27; valued at $319,395,081)	0.21	05/01/12	310,000,000

	Total Repurchase Agreements (Cost $1,645,100,000)			1,645,100,000

				DEMAND DATE(b)
	U.S. Agency Securities (4.4%)
	Federal Home Loan Bank
20,000	................................	0.19	(a)	05/25/12	10/25/12	19,998,042
4,000	................................	0.27		–	07/06/12	4,000,925
15,383	Federal Home Loan Mortgage Corporation	1.75		–	06/15/12	15,414,009
35,000	Federal National Mortgage Association	0.14		–	01/02/13	34,966,517

	Total U.S. Agency Securities (Cost $74,379,493)					74,379,493

Total Investments (Cost $1,719,479,493) (c)	100.7%	1,719,479,493
Liabilities in Excess of Other Assets	(0.7)	(11,584,986)

Net Assets	100.0%	$1,707,894,507

(a)	Rate shown is the rate in effect at April 30, 2012.
(b)	Date of next interest rate reset.
(c)	Cost is the same for federal income tax purposes.

Morgan Stanley U.S. Government Money Market Trust

Notes to Portfolio of Investments ▪ April 30, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the fundcode not found’s investments as of April 30, 2012.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL

Assets:
Repurchase Agreements	$ —	$1,645,100,000	$ —	$1,645,100,000
U.S. Agency Securities	—	74,379,493	—	74,379,493

Total Assets	$ —	$1,719,479,493	$ —	$1,719,479,493

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

June 19, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

June 19, 2012